CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and cash equivalents:
Cash	$ 73,804	$ 98,392
Bank deposits	182,327	21,936
Money market funds	1,334,384	1,291,274
Total cash and cash equivalents	1,590,515	1,411,602
Marketable Securities [Abstract]
Total marketable securities	60,102	50,004
Total cash and cash equivalents and marketable securities	1,650,617	1,461,606
U.S. Treasury bills [Member]
Marketable Securities [Abstract]
Total marketable securities	$ 60,102	$ 50,004